Intangible Assets, Net	12 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 — INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

		As of September 30,
	Useful life	2024	2023
Land use rights	50 years	$256,211	$246,434
Trademark	5 years	120,412	-
Software	3 years	21,506	20,687
Total		398,129	267,121
Less: accumulated amortization		(135,251)	(118,537)
Intangible assets, net		$262,878	$148,584

Amortization expense was $11,700, $5,098 and $5,030 for the years ended September 30, 2024, 2023 and 2022, respectively.

Estimated future amortization expense for intangible assets is as follows:

Years Ending September 30,	Amortization expense

2025	$17,165
2026	17,165
2027	17,165
2028	17,165
2029	17,165
Thereafter	177,053
$262,878